SUBSEQUENT EVENTS (Details) (Dividend Declared [Member], USD $)	3 Months Ended
Sep. 30, 2014
Dividend Declared [Member]
Subsequent Event [Line Items]
Date of dividends declaration	Jul. 17, 2014
Cash distribution (in dollars per share)	$ 0.5475
Date of payment of cash distribution	Aug. 12, 2014
Number of shares	62,870,335